Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,526,000
Previously Paid Amount	0.00
Total Fee Amount	625.04
Total Offset Amount	0.00
Net Fee	625.04
Narrative - Max Aggregate Offering Price	$ 4,526,000
Final Prospectus	true